Investment Objectives and Goals - Global Funds - Global X S&P 500 Christian Values ETF	Sep. 04, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Global X S&P 500® Christian Values ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
The Global X S&P 500® Christian Values ETF (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P 500® Christian Values Screened Index (the "Underlying Index").